Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Corporate Bonds (7.8%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.1%)
The Dow Chemical Co. 3.500%, 10/1/24	200,000	198
Total		198

Communications (1.4%)
AT&T, Inc.
3.800%, 2/15/27	300,000	312
4.050%, 12/15/23	150,000	158
4.450%, 4/1/24	100,000	106
4.800%, 6/15/44	280,000	312
5.150%, 11/15/46	77,000	91
CBS Corp.
3.700%, 6/1/28	170,000	161
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	530,000	648
Comcast Corp.
4.250%, 10/15/30	1,080,000	1,266
6.500%, 11/15/35	350,000	511
Deutsche Telekom International Finance 3.600%, 1/19/27 144A	450,000	466
Verizon Communications, Inc. 5.012%, 8/21/54	300,000	410
Viacom, Inc. 4.250%, 9/1/23	470,000	479
The Walt Disney Co. 4.750%, 9/15/44	150,000	188
Total		5,108

Consumer, Cyclical (0.3%)
Ford Motor Co. 4.346%, 12/8/26	120,000	92
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	263
General Motors Co. 5.150%, 4/1/38	650,000	470
McDonald’s Corp. 3.250%, 6/10/24	150,000	155
Total		980

Consumer, Non-cyclical (1.1%)
AbbVie, Inc.
2.900%, 11/6/22	5,000	5
4.450%, 5/14/46	350,000	372
Aetna, Inc. 2.750%, 11/15/22	230,000	231
Allergan Funding SCS
3.850%, 6/15/24	150,000	157
4.550%, 3/15/35	270,000	297
Amgen, Inc. 3.625%, 5/22/24	240,000	252
Becton Dickinson and Co. 3.700%, 6/6/27	261,000	265
Bristol-Myers Squibb Co. 3.625%, 5/15/24 144A	50,000	53

Corporate Bonds (7.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Catholic Health Initiatives 2.950%, 11/1/22	100,000	98
Cigna Corp.
4.500%, 2/25/26 144A	80,000	87
4.900%, 12/15/48	200,000	242
CVS Health Corp.
2.750%, 12/1/22	650,000	654
4.780%, 3/25/38	180,000	198
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	305
Gilead Sciences, Inc. 3.650%, 3/1/26	200,000	218
The Kroger Co. 3.875%, 10/15/46	400,000	392
Medtronic, Inc. 3.500%, 3/15/25	36,000	39
Shire Acquisitions Investments Ireland Designated Activity Co. 3.200%, 9/23/26	260,000	266
Total		4,131

Energy (0.7%)
Enbridge, Inc.
3.500%, 6/10/24	150,000	151
3.700%, 7/15/27	200,000	199
Energy Transfer Partners LP
3.600%, 2/1/23	100,000	89
5.300%, 4/15/47	455,000	346
Enterprise Products Operating LLC 4.850%, 3/15/44	100,000	104
Hess Corp. 6.000%, 1/15/40	250,000	180
Magellan Midstream Partners LP 5.150%, 10/15/43	150,000	146
MPLX LP
4.500%, 4/15/38	200,000	156
5.200%, 3/1/47	200,000	160
Petroleos Mexicanos
3.500%, 1/30/23	130,000	106
4.875%, 1/18/24	400,000	313
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	500,000	459
Williams Partners LP
4.125%, 11/15/20	80,000	79
4.300%, 3/4/24	300,000	273
Total		2,761

Financial (3.1%)
American International Group, Inc. 4.500%, 7/16/44	250,000	256
Bank of America Corp.
3.248%, 10/21/27	1,625,000	1,697
3.300%, 1/11/23	425,000	440
Boston Properties LP 3.650%, 2/1/26	150,000	160

Inflation Protection Portfolio

Corporate Bonds (7.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Capital One Financial Corp. 3.750%, 3/9/27	330,000	323
Citigroup, Inc.
2.350%, 8/2/21	300,000	300
4.050%, 7/30/22	450,000	458
4.075%, (ICE LIBOR USD 3 Month plus 1.192%), 4/23/29	300,000	318
Cooperatieve Rabobank UA 3.950%, 11/9/22	250,000	251
Credit Suisse AG 3.625%, 9/9/24	250,000	264
Discover Bank 3.450%, 7/27/26	300,000	293
Discover Financial Services 3.750%, 3/4/25	200,000	198
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	400,000	409
3.750%, 5/22/25	850,000	880
The Hartford Financial Services Group, Inc. 3.600%, 8/19/49	81,000	76
HSBC Holdings PLC
2.950%, 5/25/21	400,000	402
4.041%, (ICE LIBOR USD 3 Month plus 1.546%), 3/13/28	230,000	234
4.300%, 3/8/26	200,000	213
4.375%, 11/23/26	200,000	212
Huntington Bancshares, Inc. 2.300%, 1/14/22	200,000	198
International Lease Finance Corp. 5.875%, 8/15/22	200,000	179
JPMorgan Chase & Co.
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	400,000	463
4.500%, 1/24/22	750,000	783
Kilroy Realty LP 3.800%, 1/15/23	120,000	122
Lloyds Banking Group PLC 2.438%, (H15T1Y plus 1.000%), 2/5/26	200,000	189
Morgan Stanley
2.699%, (US SOFR plus 1.143%), 1/22/31	190,000	186
3.875%, 1/27/26	250,000	270
US Bancorp 3.600%, 9/11/24	400,000	411
Ventas Realty LP / Ventas Capital Corp. 3.250%, 8/15/22	250,000	252
Wells Fargo & Co.
3.550%, 9/29/25	175,000	185
4.100%, 6/3/26	330,000	352
4.125%, 8/15/23	220,000	227
Total		11,201

Industrial (0.2%)
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	200,000	207
3.750%, 4/1/24	200,000	211
4.950%, 9/15/41	100,000	125
Lockheed Martin Corp. 3.800%, 3/1/45	200,000	217

Corporate Bonds (7.8%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Union Pacific Corp. 2.750%, 4/15/23	100,000	100
Total		860

Technology (0.3%)
Dell International LLC / EMC Corp. 6.020%, 6/15/26 144A	470,000	500
Oracle Corp.
2.500%, 10/15/22	300,000	307
2.650%, 7/15/26	150,000	154
Total		961

Utilities (0.6%)
AEP Transmission Co., LLC 3.750%, 12/1/47	200,000	207
American Electric Power Co., Inc. 3.200%, 11/13/27	200,000	198
Dominion Resources, Inc. 4.900%, 8/1/41	320,000	334
Duke Energy Corp. 3.150%, 8/15/27	150,000	148
FirstEnergy Corp. 4.850%, 7/15/47	300,000	335
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	200,000	206
Sempra Energy
3.250%, 6/15/27	250,000	243
3.800%, 2/1/38	150,000	141
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	200,000	179
Southwestern Public Service Co. 3.700%, 8/15/47	250,000	266
Total		2,257

Total Corporate Bonds (Cost: $28,195)		28,457

Governments (60.6%)
Governments (60.6%)
Australian Government Inflation Linked Bond 6.983%, 8/20/20 AUD §,¥	715,000	785
Canadian Government Real Return Bond
3.000%, 12/1/36 CAD ¥	3,653,265	3,702
4.000%, 12/1/31 CAD ¥	1,796,664	1,829
4.250%, 12/1/21 CAD ¥	790,325	591
4.250%, 12/1/26 CAD ¥	14,874,347	13,233
US Treasury Inflation Index Bond
0.125%, 1/15/30 b	18,396,793	18,977
0.125%, 1/15/23	1,955,590	1,932
0.125%, 7/15/26	4,896,164	4,943
0.250%, 2/15/50	3,782,366	3,901
0.250%, 1/15/25	10,781,298	10,879
0.250%, 7/15/29 b	14,016,621	14,568
0.375%, 7/15/23	13,633,074	13,715
0.375%, 7/15/25	6,961,216	7,103
0.375%, 1/15/27	8,435,699	8,640
0.375%, 7/15/27	3,954,188	4,071
0.500%, 1/15/28	4,182,800	4,362
0.625%, 2/15/43	7,460,702	8,189
0.625%, 1/15/24	10,778,333	10,957
0.625%, 1/15/26	9,390,008	9,703
0.750%, 2/15/42	8,932,394	10,006

Inflation Protection Portfolio

Governments (60.6%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.750%, 2/15/45	8,543,886	9,770
0.750%, 7/15/28	6,627,891	7,096
0.875%, 2/15/47	2,724,803	3,244
1.000%, 2/15/46	2,558,210	3,109
1.000%, 2/15/48	1,202,900	1,482
1.000%, 2/15/49	2,664,105	3,315
1.375%, 2/15/44	6,839,715	8,778
1.750%, 1/15/28	3,195,042	3,636
2.000%, 1/15/26	3,183,996	3,543
2.125%, 2/15/40	3,102,814	4,340
2.125%, 2/15/41	5,164,872	7,194
2.375%, 1/15/25	2,257,860	2,504
2.375%, 1/15/27	4,380,746	5,080
2.500%, 1/15/29	3,261,774	4,005
3.625%, 4/15/28	2,392,155	3,081
Total		222,263

Total Governments (Cost: $211,916)		222,263

Municipal Bonds (0.0%)
Municipal Bonds (0.0%)
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	62
Total Municipal Bonds (Cost: $60)		62

Structured Products (23.5%)
Asset Backed Securities (9.3%)
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
2.839%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,159
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	272,800	267
CBAM CLO Management LLC
2.856%, (ICE LIBOR USD 3 Month plus 1.020%), 4/17/31 144A	3,775,000	3,541
CIFC Funding, Ltd., Series 2013-3RA, Class A1
2.781%, (ICE LIBOR USD 3 Month plus 0.980%), 4/24/31 144A	1,000,000	936
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
2.939%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,066
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2 3.230%, 5/10/32 144A	2,780,506	2,779
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770%, 11/25/26 144A	91,554	91
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	1,168,633	1,147
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	1,714,454	1,412
KKR CLO, Ltd., Series 2018-22A, Class A
2.969%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,411

Structured Products (23.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Magnetite VIII, Ltd., Series 2018-8A, Class AR2
2.811%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,670
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	204,233	201
MVW Owner Trust, Series 2016-1A, Class A 2.250%, 12/20/33 144A	172,824	168
MVW Owner Trust, Series 2019-2A, Class A 2.220%, 10/20/38 144A	1,373,021	1,260
Progress Residential Trust, Series 2019- SFR1, Class A 3.422%, 8/17/35 144A	2,100,000	2,082
Progress Residential Trust, Series 2019- SFR3, Class A 2.271%, 9/17/36 144A	3,800,000	3,615
Progress Residential Trust, Series 2019- SFR4, Class B 2.937%, 11/17/36 144A	2,400,000	2,284
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	140,117	139
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	747,195	741
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class B 2.750%, 7/15/38 144A	2,991,108	2,704
Sounds Point CLO IV-R, Ltd., Series 2013- 3RA, Class A
2.969%, (ICE LIBOR USD 3 Month plus 1.150%), 4/18/31 144A	1,600,000	1,507
Towd Point Mortgage Trust, Series 2017-2, Class A2 3.250%, (AFC), 4/25/57 144A	2,500,000	2,354
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
2.889%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,000,000	974
VSE VOI Mortgage LLC, Series 2017-A, Class A 2.330%, 3/20/35 144A	555,447	539
Total		34,047

Mortgage Securities (14.2%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2 3.500%, (AFC), 11/25/44 144A	543,328	538
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	1,068,165	1,075
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	776,337	793
Agate Bay Mortgage Trust, Series 2016-3, Class A3 3.500%, (AFC), 8/25/46 144A	561,935	554
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A	1,751,399	1,692

Inflation Protection Portfolio

Structured Products (23.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CD Mortgage Trust, Series 2016-CD2, Class A4 3.526%, (AFC), 11/10/49	3,700,000	3,953
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	27,591	28
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class AM 2.926%, 8/10/49	1,000,000	961
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM 4.426%, (AFC), 2/10/47	1,000,000	1,031
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM 4.193%, (AFC), 9/10/47	850,000	872
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM 3.603%, (AFC), 3/10/48	900,000	902
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B 4.646%, (CSTR), 2/10/49	880,000	883
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	300,000	287
Credit Suisse Mortgage Trust, Series 2019- NQM1, Class A1 2.656%, (AFC), 10/25/59 144A	1,681,209	1,618
CSMC Commerical Mortgage Trust, Series 2019-AFC1, Class A1 2.573%, (AFC), 7/25/49 144A	881,016	843
Federal Home Loan Mortgage Corp.
4.000%, 5/1/42	2,784,876	3,019
4.500%, 4/1/41	2,243,498	2,456
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2 3.690%, 1/25/29	3,000,000	3,521
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M3
4.247%, (ICE LIBOR USD 1 Month plus 3.300%), 10/25/27	2,125,000	2,040
Federal National Mortgage Association 4.000%, 2/1/46	3,574,940	3,860
Galton Funding Mortgage Trust, Series 2020- H1, Class A1 2.310%, (AFC), 1/25/60 144A	680,054	656
GS Mortgage Securities Trust 2020, Series GC45, Class AS 3.173%, 2/13/53	700,000	659
GS Mortgage Securities Trust, Series 2016- GS2, Class B 3.759%, (AFC), 5/10/49	750,000	701
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/46	600,000	636
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 2.821%, 8/15/49	600,000	612

Structured Products (23.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS 3.144%, 8/15/49	675,000	664
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 2.500%, (AFC), 3/25/43 144A	438,338	438
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.959%, (AFC), 10/25/29 144A	567,973	570
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	1,750,000	1,667
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.500%, (AFC), 1/25/47 144A	1,443,502	1,470
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B 4.341%, (AFC), 8/15/47	2,000,000	1,960
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3 4.000%, (CSTR), 3/25/57 144A	863,945	897
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
2.447%, (ICE LIBOR USD 1 Month plus 1.500%), (AFC), 6/25/57 144A	901,709	854
Sequoia Mortgage Trust, Series 2014-3, Class A14 3.000%, (AFC), 10/25/44 144A	100,049	99
Sequoia Mortgage Trust, Series 2014-4, Class A2 3.500%, (AFC), 11/25/44 144A	74,947	74
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	2,250,000	2,112
Sequoia Mortgage Trust, Series 2017-CH1, Class A1 4.000%, (AFC), 10/25/47 144A	722,739	730
Sequoia Mortgage Trust, Series 2019-4, Class A7 3.500%, (AFC), 11/25/49 144A	3,750,000	3,480
Thornburg Mortgage Securities Trust, Series 2004-3, Class A
1.687%, (ICE LIBOR USD 1 Month plus 0.740%), (AFC), 9/25/44	215,427	182
UBS Commercial Mortgage Trust, Series 2018-C17, Class AS 3.203%, 10/15/52	2,700,000	2,531
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1 4.264%, (CSTR), 1/25/38	33,322	28
WinWater Mortgage Loan Trust, Series 2014- 1, Class A4 3.500%, (AFC), 6/20/44 144A	3,977	4
Total		51,950

Total Structured Products (Cost: $88,838)		85,997

Inflation Protection Portfolio

Short-Term Investments (7.5%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (7.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	27,623,883	27,624
Total		27,624

Short-Term Investments (7.5%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Total Short-Term Investments (Cost: $27,624)		27,624

Total Investments (99.4%) (Cost: $356,633)@		364,403

Other Assets, Less Liabilities (0.6%)		2,318

Net Assets (100.0%)		366,721

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Two-Year US Treasury Note Future	Long	USD	11,600	58	6/20	$ 12,782	$194	$(2)

							$194	$(2)

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

U.S. Consumer Price Index - 3 Month USD LIBOR	1.777%	6/24	11,000	USD	$–	$(594)	$(594)	$(11)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.715%	6/24	7,400	USD	–	(385)	(385)	(7)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.860%	7/24	7,500	USD	–	(459)	(459)	(8)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.858%	8/24	12,700	USD	(1)	(775)	(776)	(13)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.616%	10/24	7,500	USD	–	(366)	(366)	(8)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.073%	8/27	3,500	USD	–	(348)	(348)	(27)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.145%	11/27	5,000	USD	(1)	(558)	(559)	(29)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.793%	10/29	3,700	USD	(1)	(272)	(273)	(23)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.800%	10/29	3,700	USD	(1)	(273)	(274)	(23)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.884%	11/29	2,000	USD	–	(165)	(165)	(12)

					$(4)	$(4,195)	$(4,199)	$(161)

Inflation Protection Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America Investment Grade Index	1.000%	6/25	0.981%	(14,800)	USD	$287	$(183)	$104	$29
						$287	$(183)	$104	$29

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$29	$–	$29	$(161)	$(2)	$(163)	$–

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	AUD	1,255	772	6/20	$23	$—	$23
Buy	Morgan Stanley Capital Services, Inc.	CAD	738	524	6/20	8	—	8
Sell	Morgan Stanley Capital Services, Inc.	CAD	25,702	18,277	6/20	172	(24)	148

						$203	$(24)	$179

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	$(557)	$(557)
CPURNSA	Bank of America NA	2.763%	3/23	700	(130)	(130)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(464)	(464)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	(300)	(300)
CPURNSA	Bank of America NA	1.790%	8/25	1,500	(102)	(102)
CPURNSA	Bank of America NA	2.240%	4/27	3,500	(440)	(440)
CPURNSA	Bank of America NA	2.218%	4/27	2,000	(246)	(246)
CPURNSA	Bank of America NA	2.235%	4/27	2,000	(250)	(250)
CPURNSA	Bank of America NA	2.235%	5/27	5,000	(624)	(624)
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(886)	(886)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(162)	(162)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(245)	(245)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(605)	(605)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(520)	(520)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(199)	(199)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(736)	(736)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(929)	(929)
CPURNSA	Goldman Sachs International	1.870%	5/26	17,000	(1,146)	(1,146)
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	(513)	(513)
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	(343)	(343)
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	(354)	(354)
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	(367)	(367)
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	(490)	(490)
					$(10,608)	$(10,608)

Inflation Protection Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward			Forward
	Contracts	Swaps	Total	Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$203	—	$203	$(24)	—	$(10,608)	$(10,632)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $55,604 representing 15.2% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2020, the aggregate value of these securities was $785 (in thousands), representing 0.2% of net assets.

b

Cash or securities with an aggregate value of $33,545 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $356,916 and the net unrealized depreciation of investments based on that cost was $7,201 which is comprised of $14,628 aggregate gross unrealized appreciation and $21,829 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Municipal Bonds	$—	$62	$—
Corporate Bonds	—	28,457	—
Governments	—	222,263	—
Structured Products	—	85,997	—
Short-Term Investments	27,624	—	—
Other Financial Instruments^
Futures	194	—	—
Forward Currency Contracts	—	203	—
Credit Default Swaps	—	104	—
Total Assets:	$27,818	$337,086	$—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(24)	—
Total Return Swaps	—	(14,807)	—
Total Liabilities:	$—	$(14,831)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand